SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH DECEMBER 1999

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

                                     Approx Asset
Date           Number    Price     Value or Approx        Seller
Each   Ident   Shrs      Per        Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share     at Time of Purch       Broker

12-01    GF    25500    11.2623        14.24            Weeden & Co.
12-02   " "    25500    11.2010        14.21                " "
12-03   " "    21000    11.5000        14.21                " "
12-07   " "    24000    11.3125        14.56                " "
12-08   " "     9100    11.2974        14.72                " "
12-09   " "    10000    11.4375        14.84                " "
12-10   " "    24000    11.5245        14.75                " "
12-14   " "    21600    11.5451        14.64                " "
12-15   " "    19800    11.4059        14.32                " "
12-16   " "    11600    11.5625        14.68                " "
12-17   " "    21600    11.7141        14.67                " "
12-20   " "    17900    11.6529        14.52                " "
12-21   " "    17900    11.4962        14.68                " "

The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          01/03/00

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH DECEMBER 1999

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

                                     Approx Asset
Date           Number    Price     Value or Approx        Seller
Each   Ident   Shrs      Per        Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share     at Time of Purch       Broker

12-22    GF    17900    11.8024        14.75            Weeden & Co.
12-23   " "    17900    12.1149        15.10                " "
12-27   " "    17500    12.3482        14.98                " "
12-28   " "    17500    12.1071        14.90                " "
12-29   " "    17500    12.1154        14.88                " "
12-30   " "    17500    12.0357        15.00                " "
12-31   " "    16900    12.2356        15.07                " "

The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          01/03/00




                                     Page 2